Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

16. LEASES

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$73	$6,383

Lease liabilities – current	$(4)	$(2,250)
Lease liabilities – non-current	-	(4,804)
Total operating lease liabilities	$(4)	$(7,054)

The components of operating lease expenses are as follows:

	For the years ended December 31,
	2025	2024	2023
Operating lease expense	$903	$2,767	$2,383
Short-term lease expense	283	314	2,252
Lease termination expense	56	74	-
Total lease expense	$1,242	$3,155	$4,635

Short-term leases included lease of offices, warehouse and others with a term of 12 months or less, which were excluded from the recognition of right-of-use assets or lease liabilities.

For the year ended December 2025, the Group derecognized right-of-use assets of $5.6 million and lease liabilities of $4.3 million in connection with lease terminations, resulting in a loss on lease termination of US$55,879, which was recognized in consolidated statements of operations.

Both operating lease expense, short-term lease expense and termination expense are recognized as general and administrative expenses and other expense.

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2025	2024
Weighted-average remaining lease term (in years)	0.50	2.99
Weighted-average discount rate	3.10%	4.31%

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2025:

For the year ended December 31,	Amounts
2026	$4
Total lease payments	4
Less: imputed interest	-
Total operating lease liabilities, net of interest	$4